Balance Sheet Components (Schedule of Balance Sheet Component Balances) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Subscriber contract costs
Subscriber contract costs	$ 593,454	$ 310,666	$ 12,934
Accumulated amortization	(62,474)	(22,350)	(181)
Subscriber contract costs, net	530,980	288,316	12,753
Long-term investments and other assets
Notes receivable from related parties, net of allowance (See Notes 4 and 18)	296	21,323	15,341
Security deposit receivable	6,131	6,261	6,236
Other	3,447	92	128
Total long-term investments and other assets, net	9,874	27,676	21,705
Accrued payroll and commissions
Accrued payroll	16,866	15,475	7,396
Accrued commissions	86,669	30,532	13,050
Total accrued payroll and commissions	103,535	46,007	20,446
Accrued expenses and other current liabilities
Accrued interest payable	46,781	10,982
Loss contingencies	7,639	9,263
Other	12,898	12,873
Total accrued expenses and other current liabilities	$ 67,318	$ 33,118	$ 38,232